Concentration of Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | One Customers [Member] | Revenue Benchmark [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	18.30%	17.70%	15.40%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	34.90%	43.10%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	11.70%	16.10%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	21.70%	19.60%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	13.80%	13.50%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	11.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Suppliers [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	36.50%	72.60%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Suppliers [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	30.50%	12.80%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Suppliers [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	20.60%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Major IPO Vendors [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	29.60%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Major IPO Vendors [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	23.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Major IPO Vendors [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	18.70%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Major Inventory Supplier [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	20.60%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Major Suppliers [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		88.90%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Major Suppliers [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		10.30%